Trade Payables - Summary of Trade Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade payables [line items]
Trade payables	$ 5,601	$ 6,327
Third Parties In Brazil [member]
Disclosure of trade payables [line items]
Trade payables	2,560	4,008
Third Parties Abroad [member]
Disclosure of trade payables [line items]
Trade payables	2,045	1,572
Related parties [member]
Disclosure of trade payables [line items]
Trade payables	$ 996	$ 747